Other Financial Liabilities - Current - Summary of Other Current Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Categories of current financial liabilities [abstract]
Liability towards vehicles sold under repurchase arrangements	₨ 42,436.5	$ 613.6	₨ 44,235.8
Interest accrued but not due	10,595.8	153.2	10,957.2
Lease liabilities	173.0	2.5	222.3
Derivative financial instruments	47,425.3	685.8	62,076.6
Unclaimed matured fixed deposits	73.4	1.1	107.7
Others	2,965.2	42.9	1,519.0
Total	₨ 103,669.2	$ 1,499.1	₨ 119,118.6